Annual Operating Expenses {- Fidelity Advisor® Overseas Fund} - 10.31 Fidelity Advisor Overseas Fund - AMCIZ PRO-14 - Fidelity Advisor® Overseas Fund	Dec. 30, 2022
Fidelity Advisor Overseas Fund-Class A
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.78%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.33%
Total annual operating expenses	1.36%
Fidelity Advisor Overseas Fund-Class M
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.78%	[1]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.29%
Total annual operating expenses	1.57%
Fidelity Advisor Overseas Fund-Class C
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.78%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.38%
Total annual operating expenses	2.16%
Fidelity Advisor Overseas Fund-Class I
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.78%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.30%
Total annual operating expenses	1.08%
Fidelity Advisor Overseas Fund-Class Z
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.78%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.16%
Total annual operating expenses	0.94%

[1]

(a)The management fee is comprised of a basic fee of 0.65% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the MSCI EAFE Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.